Exhibit 99.8

TPR Firm:	Edgemac	Date Submitted:	6/1/2022
Client Name:	Finance Of America Reverse	Report:	Exception Report - Loan
Client Project:	FASST 2022-S3	Loans in report:	9

Report Date	Loan Number	Edge MAC ID	Seller Loan Number	Originator	Open Material Exceptions	Open Non Material Exceptions	Cleared Exceptions	Cured Exceptions	Waived Exceptions	Compensating Factors	Initial Review Date	Occupancy Type	Property State	Note Date	Loan Purpose	TILA Rating	Loan Initial	Loan Final	Credit Initial	Credit Final	Compliance Initial	Compliance Final	Property Initial	Property Final
6/1/2022	1100148901	XXX	XXX	XXX	1) //UPDATE: XXX Received a Disclsoure Tracking document reflecting a CD was issued XXX, however, that CD was not provided in the original dowload of documents. NEED copy of CD dated XXX in order to perform Regulatory TRID testing.This loan failed TRID timing of disclosures. Missing Initial Closing Disclosure with proof of borrower's receipt at least 3 days prior to consummation. Closing Disclosure in file is dated and signed at consummation on XXX. Unable to complete regulatory compliance check and TRID monitoring.
COMMENTS: XXX Received Initial CD dated XXX

//UPDATE:  XXX Received a Disclsoure Tracking document reflecting a CD was issued XXX, however, that CD was not provided in the original dowload of documents.  NEED copy of CD dated XXX in order to perform Regulatory TRID testing.

2) The file contains stale documents based on a closing date of XXX.  Specifically, the credit report dated XXX and the preliminary title report dated XXX are greater than 90 days old at the time the loan closed.

3) Missing required insurance policy for 100% of the insurable value of the improvements,  guaranteed replacement or the total of the actual unpaid balances of the first and all subordinate liens.

							4) Missing award letter for pension/retirement income.			Compensating Factors: 1. 813 credit score 2. 59.70% LTV 3. DTI ratio of 32.64%	3/7/2022	Primary Residence	SC	XXX	Refinance - cash out	Non-Qualified Mortgage	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
6/1/2022	2200017389	XXX	XXX	XXX	1) Missing satisfactory evidence of hazard insurance for subject property. Subject to re-calculation of debt ratio upon receipt.// XXX Received HOI policy.
COMMENTS: XXX Received HOI policy.

2) //UPDATE:  XXX Received CDs dated XXX and XXX attached to this condition which do not explain the CD missing key data and not marked as "Draft", "Preliminary" or "Estimate".  STILL NEED Lender's Signed Attestation as to who issued the CD, for what purpose it was issued and most specifically that it was not provided to the borrower(s).//UPDATE:  XXX Received several disclosures attached to this condition, however, as the response provided reflects, CD in question may have been issued by the Settlement Agent, however, we cannot assume that since it is not marked as "Draft", "Preliminary" or "Estimate", we need a Lender's Signed Attestation as to who issued the CD, for what purpose it was issued and most specifically that it was not provided to the borrower(s).The loan contains errors within one or more TRID disclosure.  Missing signed Lender's explanation for incomplete Closing Disclosure in file missing pages and/or key data elements, however, not marked as "Draft" or "Preliminary".  Closing Disclosure Date Issued reflects XXX, however, the Closing Date and Disbursement Date are missing.
COMMENTS: XXX Received Lender's letter to borrower advising that the CD prepared by Title and sent to the borrower was incorrect and attached was the correct CD.

//UPDATE:  XXX Received CDs dated XXX and XXX attached to this condition which do not explain the CD missing key data and not marked as "Draft", "Preliminary" or "Estimate".  STILL NEED Lender's Signed Attestation as to who issued the CD, for what purpose it was issued and most specifically that it was not provided to the borrower(s).

//UPDATE:  XXX Received several disclosures attached to this condition, however, as the response provided reflects, CD in question may have been issued by the Settlement Agent, however, we cannot assume that since it is not marked as "Draft", "Preliminary" or "Estimate", we need a Lender's Signed Attestation as to who issued the CD, for what purpose it was issued and most specifically that it was not provided to the borrower(s).

3) All Initial Disclosures dated XXX are incomplete as they are missing the bottom portion of the disclosure.  Need full clear copy of all Initial Disclosures dated XXX.
COMMENTS: XXX Received clear copies of early disclosures.

4) Missing Lender's Application Date.  Initial 1003 Uniform Residential Loan Application is missing Loan Originator's signature and date.  Unable to determine if Initial Disclosures were issued within 3 business days of application date.  Need dated Initial 1003 signed by Loan Originator.
COMMENTS: XXX Received 1003 Loan Application dated XXX signed by Loan Originator.

5) This loan failed TRID zero fee tolerance.  On the final Closing Disclosure (CD) in file Issued XXX the Non-Specific Lender Credits were reflected as a Reimbursement for the addition of the "State Tax/Stamps - DEED," therefore the Non-Specific Lender Credits decreased, resulting in the below TRID Tolerance Violation.This loan failed the lender credits that cannot decrease test. (12 CFR 1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($XXX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX).  The total tolerance violation is $XXX.
COMMENTS: XXX Lender Credit disclosed on CD dated XXX was always meant to be a Tolerance Cure of the Transfer Taxes.  Entered into CE and received a Pass reuslt for tolerance testing.

6) Missing evidence that XXX has been CLOSED.

7) Missing a verbal VOE within 10 business days prior to the Note Date for borrower for XXX.  Document provided is dated XXX versus Note date of XXX.

8) Missing paystubs and W2s for XXX.// XXX Received clear copy of paystubs and W2s.
COMMENTS: XXX Received clear copy of paystubs and W2s.

9) Missing copy of XXX W-2 forms for XXX.// XXX Received XXX W2.
COMMENTS: XXX Received XXX W2.

10) Missing documentation to support obligation with XXX $XXX x XXX is maintained by 3rd party.  Borrower reflects ownership interest in property at XXX. and new mortgage to XXX was not included in the qualifying debt ratio.

11) Missing updated full credit report. The credit report in the file dated XXX  had expired . Underwriter comments state updated score of 675 and is 5 points lower than the 680 program minimum. Additional conditions may apply upon receipt and review.// XXX Received updated credit report. Credit Exception already in file for lower credit score.
COMMENTS: XXX Received updated credit report. Credit Exception already in file for lower credit score.

12) Credit score is 675. Guidelines require 680. VP approval in file for 675 credit score. Score was lowered due to recent medical condition for $120.Compensating factors:1. Prior delinquencies occurred in 3/18 (3+ years prior).2. Excellent mortgage history (mortgage past and present all rated 0X30).3. Borrower has had stable income (working 2 jobs for the last 12+ years) and manages debts accordingly.4. Meets DTI and RI requirement.
							COMMENTS: Guidelines allow with a VP approval			Compensating factors: 1. 0x30 mortgage history since inception 9/2018 2. Residual income $XXX; $XXX > $XXX program minimum	2/25/2022	Primary Residence	CA	XXX	Refinance - cash out	Non-Qualified Mortgage	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
6/1/2022	2200018080	XXX	XXX	XXX	1) Qualifying FICO of 647 does not met guideline minimum of 680. File contains a signed approval from XXX allowing lower score, however, the signed approval shows 649 FICO.

2) Missing copy of most recent YTD paystub for the co-borrower's employment with XXX. Copy provided is dated to XXX and is expired.

3) Missing documentation to support item #6 on the preliminary title policy has been removed (XXX statement)

4) Missing documentation to support when the XXX thru XXX payment to XXX account ending XXX were made.  Unable to determine if housing history per guidelines is met.

							5) Missing copy of solar lease agreement. Unable to determine if payment has been included in the debt ratio.			Compensating FActors: 1. Residual income of $XXX; XXX > $XXX program minimum 2. 35 months reserves	2/28/2022	Primary Residence	AZ	XXX	Refinance - cash out	Non-Qualified Mortgage	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
6/1/2022	2200019403	XXX	XXX	XXX	1) The loan contains errors within one or more TRID disclosure. Missing signed Lender's explanation for incomplete Closing Disclosure in file dated XXX missing values in the Loan Calculations section on page 5, however, reflects borrower's signature as received. Closing Disclosure reflects Date Issued as XXX, Closing Date as XXX, and Disbursement Date as XXX.
COMMENTS: XXX Received a explanation letter sent to the borrower reflecting the CD that was incomplete was incorrect with a copy of the correct completed CD attached.

2) Missing additional asset statement for XXX account ending XXX, due to pages are cut offadditional statement required.
COMMENTS: XXX Updated received email stating that assets were not used for the liquid asset dissipation. Borrower meets the RI and DTI requirement. Loan is a Cashout Refinance.

3) Missing a verbal VOE within 10 business days prior to the Note Date for XXX and verify if borrower has ownership in business.
COMMENTS: XXX Updated received final VOE verifying that borrower is a XX for XXX.

4) Missing most recent 1099 with XXX Retirement with income used in qualifying of $XXX. 1099 in file is for year XXX.
COMMENTS: XXX Updated received XXX Awards pension letter verifying that borrower received $XXX a month for a lifetime.

5) Missing updated insurance with XXX as loss payee.
COMMENTS: XXX Updated received updated insurance with XXX as loss payee.

6) Missing updated credit report. Credit Report provided in file has expired as of XXX loan closed XXX. Per guidlines Credit report cannot be more than ninety (90) days at the time of submission to Underwriting and cannot exceed 120 days from date of funding.
							COMMENTS: XXX Updated received current credit report, no issues not mortgage lates.			Compensating Factors: 1) FICO 800, 120 points >680 FICO requirment per guidelines 2) LTV/CLTV 66.70%	3/24/2022	Primary Residence	CA	XXX	Refinance - cash out	Non-Qualified Mortgage	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
6/1/2022	2200019530	XXX	XXX	XXX	1) //UPDATE: XXX Received a Disclosure Tracking for XXX, however, the issue is that the APR disclosed to the borrower increased more than the allowable XXX% from XXX% on CD dated XXX to XXX% on CD dated XXX signed at Consummation without providing the borrower an additional waiting period prior to Consummation.This loan failed TRID timing of disclosures. This loan Exceeded the TRID APR Tolerance, resulting in the below Timing Violation.Revised Closing Disclosure Timing Requirements - XXX - 1This loan failed the revised closing disclosure delivery date test (waiting period required).(12 CFR 1026.19(f)(2)(ii))The revised closing disclosure delivery requires a new waiting period andThe revised closing disclosure delivery date is provided and the revised closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the revised closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction.Changes before consummation requiring a new waiting period. If one of the following disclosures provided under 1026.19(f)(1)(i) becomes inaccurate in the following manner before consummation, the creditor shall ensure that the consumer receives corrected disclosures containing all changed terms in accordance with the requirements of 1026.19(f)(1)(ii)(A):(A) The annual percentage rate disclosed under 1026.38(o)(4) becomes inaccurate, as defined in 1026.22.(B) The loan product is changed, causing the information disclosed under 1026.38(a)(5)(iii) to become inaccurate.(C) A prepayment penalty is added, causing the statement regarding a prepayment penalty required under 1026.38(b) to become inaccurate.The creditor shall ensure that the consumer receives the disclosures required under 1026.19(f)(1)(i) no later than three business days before consummation.
COMMENTS: XXX Received interim CD dated XXX not previously in file.  Entered into CE and received a Pass result for this test.

//UPDATE:  XXX Received a Disclosure Tracking for XXX, however, the issue is that the APR disclosed to the borrower increased more than the allowable XXX%  from XXX% on CD dated XXX to XXX% on CD dated XXX signed at Consummation without providing the borrower an additional waiting period prior to Consummation.

2) Missing pension awards letter, 1099 or current bank statement for income of $XXX for XXX used in qualifying but not provided in file//XXX Updated received updated 1008 with inome for B1 for total income used of $XXX instead of the $XXX. Which includes the SSI awards of $XXX, Pension of $XXX and asset dissaption from XXX of $XXX / XXX = $XXX total income used for B1 $XXX which is noted on the current 1008 provided in file.
COMMENTS: XXX Updated received updated 1008 with inome for B1 for total income used of $XXX instead of the $XXX. Which includes the SSI awards of $XXX, Pension of $XXX and asset dissaption from Bank of XXX of $XXX / XXX = $XXX total income used for B1 $XXX which is noted on the current 1008 provided in file.

3) Missing supporting documenation for retirement income of $XXX for XXX used in qualifying. Retirement/Pension income can be a Benefit Awards Letter, most recent 1099 or current bank statement supporting receipt. Bank statement with XXX does not show proof of receipt.
COMMENTS: XXX Update received updated 1008 with correct income used for B1 totaling $XXX instead of $XXX

							4) Missing copy of Note and Final Closing Disclosure for refinance of second home XXX, CO, new mortgage liability is noted on the 1003 with XXX XXX but supporting documentation was not provided.//04/1/2022 Updated received updated credit report reflecting XXX XXX and XXX XXX paid and closed, however, missing Final Closing disclosure to reflect new mortgage. Subject to recalculation of debt ratio.//04/1/2022 Updated received payment coupon showing the new mortgage with XXX is in fact for the property in XXX. In additon, credit suppplement provided shows XXX and XXX was paid and closed.			Compensating Factors: 1) FICO 761, 80 points > 680 minimum guideline requirment 2) Borrower reducing debt and paying off at closing 3) DTI <43% at 39.32%	3/23/2022	Primary Residence	CA	XXX	Refinance - cash out	Non-Qualified Mortgage	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
6/1/2022	2200019610	XXX	XXX	XXX	1) Missing current mortgage rating within 30 days of closing covering the last 24 months for the XXX, account ending XXX.
COMMENTS: XXX Received credit supp paid through XXX next due XXX no lates - 4 months reported with XXX and previous history with XXX 15 months - previous XXX 41 months

							2) Missing title supplement with the correct loan amount of $XXX			COMPENSATING FACTORS: 1. HIGH CREDIT SCORE OF OF 810 AWHICH IS ABOVE THE 680 MINIMUM SCORE REQUIRED.	2/28/2022	Primary Residence	AZ	XXX	Refinance - cash out	Non-Qualified Mortgage	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
6/1/2022	2200020639	XXX	XXX	XXX	1) //UPDATE: XXX Received an explanation, however, it is not Signed. All Lender Attestations must be Signed.The loan contains errors within one or more TRID disclosure. Missing signed Lender's explanation for incomplete Closing Disclosure in file missing pages and/or key data elements, however, not marked as "Draft" or "Preliminary". Closing Disclosure Date Issued is XXX and Closing Date and Disbursement Date are missing.
COMMENTS: XXX Received SIgned explanation letter and copy of letter XXX sent to borrower regarding the incomplete CD provided to them at Closing.

//UPDATE:  XXX Received an explanation, however, it is not Signed.  All Lender Attestations must be Signed.

2) Missing updated HOI policy. Policy received expired XXX. Mortgagee clause also needs updating.
COMMENTS: XXX Received HOI policy not expired; updated loss payee - added to properties owned

3) Missing current paystub used in UW's calculation with XXX date.
COMMENTS: XXX Received paystub dated XXX

4) //UPDATE:  XXX Received an explanation, however, it is not Signed.  All Lender Attestations must be Signed.  Also, Explanation reflects a Letter was sent to borrower.  NEED Signed Explanation and copy of letter sent to borrower.The loan contains errors within one or more TRID disclosure.  Need signed Lender's explanation for Closing Disclosure (CD) in file Issued XXX and signed by borrower as both Individual and Trustee, however, reflecting incorrect Loan Term, Product and Projected Payments Section.
COMMENTS: XXX Received SIgned explanation letter and copy of letter XXX sent to borrower regarding the incomplete CD provided to them at Closing.

//UPDATE:  XXX Received an explanation, however, it is not Signed.  All Lender Attestations must be Signed.  Also, Explanation reflects a Letter was sent to borrower.  NEED Signed Explanation and copy of letter sent to borrower.

5) Finance Charges Understated.The Finance Charge is Understated by: $XXX.
COMMENTS: XXX Per Counsel advisement relying on Client's advisement that 1st  payment stream number of months should be 71 and not 120 as borrower's life expectancy is less than the IO term of 120.  Entered into APR Tool and received a Pass result for Finance Charges.

6) APR Exceeds Threshold. The APR is Understated by: XXX%.
							COMMENTS: XXX Per Counsel advisement relying on Client's advisement that 1st payment stream number of months should be 71 and not 120 as borrower's life expectancy is less than the IO term of 120. Entered into APR Tool and received a Pass result for APR.			Compensating Factors: 1. 708 FICO; 28 points > 680 program minimum	5/18/2022	Primary Residence	CA	XXX	Refinance - cash out	Non-Qualified Mortgage	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1
6/1/2022	2200020936	XXX	XXX	XXX	1) Missing documentation to evidence the award letter for the borrower's social security / pension / disability income or a bank statement to evidence receipt of this income which was used to qualify.
							COMMENTS: XXX Received bank statement showing retirement and SSI			Compensating Factors: 1. 798 credit score 2. LTV of 65.20% 3. DTI ratio of 41.03%	4/26/2022	Primary Residence	AZ	XXX	Refinance - cash out	Non-Qualified Mortgage	EG3	EG1	EG3	EG1	EG1	EG1	EG1	EG1
6/1/2022	6600014390	XXX	XXX	XXX	1) Missing Servicing Disclosure.
COMMENTS: XXX Received Signed Servicing Disclosure.

2) Missing documentation to evidence a copy of the borrower's award letter from XXX was provided to support the benefit amount used to qualify.
COMMENTS: XXX Received documentation reflecting XXX for borrower

3) Missing documentation to support the benefit amount of the VA benefit received by the borrower and used to qualify. Subject to review upon receipt.  //UPDATE XXX 1003 Reflects borrower is receiving VA income; however VA letter provided is for co-borrower.  Updated 1003 will be required if the final 1003 is incorrect which reflects this income is received by the borrower.
COMMENTS: Docuemntation is sufficine to clear ///Update XXX Received duplicate copy of the 1008 that refelcted the co-borrower XXX is receiving  income of $XXX  which does not match the VA award letter which refelcts $XXX. The 1003 loan application indicates this borrower is receiving this income.Updated 1003 / 1008 documentation showing the correct income has not been provided. //UPDATE XXX 1003 Reflects borrower is receiving VA income; however VA letter provided is for co-borrower.  Updated 1003 will be required if the final 1003 is incorrect which reflects this income is received by the borrower.

4) Missing documentation to evidence the receipt of the benefit reflected on the co- borrower's Social Security benefit letter used to qualify. Subject to review upon receipt.
COMMENTS: XXX Received SSI Letter for Co-borrower

5) XXX. Received asset Dissipation calculation  and documentation supports additional XXX income monthly income which provide enough residual income to meet the minimum needed as the DTI exceed 43.XXX Received duplicate documentation which matches the income used to calculate the DTI and residual income totals. Also received a Residual Income worksheet provided by the lender reflecting the calculation they are using to determine the residual income. The worksheet reflects Total income of $XXX along with a housing obligation of $XXX and all other monthly obligation of $XXX.  Total income of $XXX - $XXX Housing - $XXX all other obligations = $XXX total residual income. The residual income total of $XXX does not meet the minimum requirement of $XXX as reflected in the program guidelines.The recalculated DTI of 52.65% exceeds the maximum DTI of 43% and the borrowers do not meet the minimum residual income requirements of $XXX for a loan amount less than or equal to $XXX. The borrowers residual income is  $XXX and does not meet the minimum requirement of $XXX.  The residual income was determined using the borrowers total income of $XXX - Total obligations $XXX = $XXX.
							COMMENTS: XXX. Received asset Dissipation caclation and documentation supports addtional XXX income monthly iincome which provide enough residual income to meet the minimum needed as the DTI exceed 43%//////////XXX Received duplicate income duplicate income documentation which matches the income used to calculate the DTI and residual income totals. Also received a Residual Income worksheet provided by the lender reflecting the calculaion they are using to determine the residual income. The worksheet reflects Total income of $XXX along with a housing obligation of $XXX and all other monthly obligation of $XXX. Total income of $XXX - $XXX Housing - $XXX all other obligations = $XXX total resiidual income. The residual income total of $XXX does not meet the minimum requirement of $XXX as reflected in the program guidelines.			Compensating Factors: 1. 727 FICO; 47 points > 680 program minimum	4/25/2022	Primary Residence	CA	XXX	Refinance - cash out	Non-Qualified Mortgage	EG3	EG1	EG3	EG1	EG3	EG1	EG1	EG1